10. EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2016
Employee Benefit Plans Tables
Unrecognized stock-based compensation expense
(In thousands)
2017	$425
2018	278
2019	40
Total	$743

Stock option activity
	2016		2015
	Shares	WAEP	Shares	WAEP
Outstanding at beginning of year	81,500	$46.46	101,000	$43.00
Granted	—	—	—	—
Exercised	—	—	(10,000)	17.60
Expired and forfeited	(20,375)	48.96	(9,500)	40.00
Outstanding at end of year	61,125	$45.63	81,500	$46.46

Options exercisable at year-end	61,125	$45.63	81,500	$46.46

Stock option activity by exercise price
			Weighted
		Weighted	Average
		Average	Remaining
	Number	Exercise	Contractual	Number
Exercise Price	Outstanding	Price	Life in Years	Exercisable
$42.00 - $44.00	29,250	$43.11	1.24	29,250
$44.01 - $46.00	—	—	0.00	—
$46.01 - $48.00	31,875	47.95	0.22	31,875
	61,125	$45.63	0.71	61,125

Restricted stock awards
	Number of
	Shares	Fair
	Granted	Value
2016
April 1, 2016 - Employees	19,145	$26.95

2015
April 1, 2015 - Employees	14,156	$20.00
September 15, 2015 - Directors	16,500	23.75

Restricted stock award activity
	2016		2015
		Weighted		Weighted
		Average		Average
		Grant-Date		Grant-Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Outstanding at beginning of year	77,531	$8.50	75,000	$8.50
Granted	19,145	26.95	30,656	22.02
Vested	(33,625)	10.58	(28,125)	8.00
Expired or forfeited	(1,352)	25.16	—	—
Outstanding at end of year	61,699	$19.67	77,531	$8.50

Shares available for future grant
	2016			2015
			Available			Available
	Stock	Restricted	for Future	Stock	Restricted	for Future
	Options	Stock	Grants	Options	Stock	Grants
Outstanding at beginning of year			178,344			199,500
Granted	—	(19,145)	(19,145)	—	(30,656)	(30,656)
Expired and forfeited	20,375	1,352	21,727	9,500	—	9,500
Expiration of plan			(180,926)			—
Outstanding at end of year			—			178,344